ACQUISITIONS (Details) $ in Thousands	Apr. 06, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
ACQUISITIONS
Minimum unavoidable obligation			$ 195,952	$ 229,950
Business combination, acquisition interest		50.00%
Minas de San Nicolas, S.A.P.I. de C.V.
ACQUISITIONS
Percentage of ownership	50.00%
Investment amount	$ 580,000
Percentage of ownership interest in joint operation	50.00%
Proportion of voting rights held in joint operation	50.00%
Minimum unavoidable obligation	$ 265,100
Canadian Malartic complex
ACQUISITIONS
Percentage of ownership		50.00%
Percentage of ownership interest in joint operation		50.00%
Yamana Gold Inc.
ACQUISITIONS
Business combination, acquisition interest		50.00%
Percentage of acquisition		100.00%
Remeasurement gain		$ 1,543,400
Number of shares issued | shares		36,177,931
Fair value of common shares issued		$ 1,858,219
Cash		1,001,291
Fair value of equity interest		2,697,604
Consideration transferred, acquisition-date fair value		$ 5,557,114
Canadian Malartic complex
ACQUISITIONS
Percentage of acquisition		50.00%
Wasamac Project
ACQUISITIONS
Percentage of acquisition		100.00%